Finance Expense - Summary of Finance Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of finance expense [abstract]
Interest expense	₨ 3,451		₨ 2,675	₨ 1,206
Exchange fluctuation on foreign currency borrowings, net	2,379		3,267	4,172
Total	₨ 5,830	$ 90	₨ 5,942	₨ 5,378